FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

September 29, 2020

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)

Federated Hermes Capital Reserves Fund

Federated Hermes Government Reserves Fund

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Class P Shares

Federated Hermes Government Obligations Fund

Select Shares

Institutional Shares

Service Shares

Administrative Shares

Cash II Shares

Cash Series Shares

Capital Shares

Trust Shares

Primer Shares

Advisor Shares

Federated Hermes Government Obligations Tax-Managed Fund

Automated Shares

Institutional Shares

Service Shares

Federated Hermes Institutional Money Market Management

Institutional Shares

Service Shares

Capital Shares

Eagle Shares

Federated Hermes Prime Cash Obligations Fund

Automated Shares

Class R Shares

Wealth Shares

Advisor Shares

Service Shares

Cash II Shares

Cash Series Shares

Capital Shares

Trust Shares

Federated Hermes Institutional Prime Obligations Fund

Institutional Shares

Service Shares

Capital Shares

Federated Hermes Institutional Prime Value Obligations Fund

Institutional Shares

Service Shares

Capital Shares

Federated Hermes Treasury Obligations Fund

Automated Shares

Institutional Shares

Service Shares

Capital Shares

Trust Shares

Federated Hermes Trust for U.S. Treasury Obligations

Institutional Shares

Cash II Shares

Cash Series Shares

(collectively, the Funds”)

1933 Act File No. 33-31602
1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated September 30, 2020, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to 485(b) as Post-Effective Amendment No. 236 on September 25, 2020 and accepted on September 28, 2020.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/George F. Magera
George F. Magera
Assistant Secretary